UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rhombus Capital Management, L.P.
Address:  540 Madison Avenue, 27th Floor
          New York, NY 10022


13F File Number: 028-11038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (646) 289-7711


Signature, Place and Date of Signing:


 /s/ David J. Malat               New York, NY               August 14, 2006
--------------------             ---------------            -----------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $465,011
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1  028-11039                           Rhombus Capital Partners, L.P.
2  028-11040                           Rhombus Capital Overseas Fund, Ltd.

                           FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COL 7       COLUMN 8

                                  TITLE OF                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS           CUSIP      (x1000)   PRN AMT  PRN  CALL  DISCRETION  MNGRS  SOLE     SHARED  NONE
--------------                   ----------        -----      --------  -------  ---  ----  ----------  -----  ----     ------  ----
APPLE COMPUTER INC                COM              037833100     5727    100000  SH         SOLE        1,2      100,000  0     0
ARRIS GROUP INC                   COM              04269Q100     7872    600000  SH         SOLE        1,2      600,000  0     0
ATHEROS COMMUNICATIONS INC        COM              04743P108     1905    100000  SH         SOLE        1,2      100,000  0     0
BROADCOM CORP                     CL A             111320107     4550    150000  SH         SOLE        1,2      150,000  0     0
BROADWING CORP                    COM              11161E101     2070    200000  SH         SOLE        1,2      200,000  0     0
COMCAST CORP NEW                  CL A             20030N101     9822    300000  SH         SOLE        1,2      300,000  0     0
CYPRESS SEMICONDUCTOR CORP        COM              232806109     3635    250000  SH         SOLE        1,2      250,000  0     0
DELL INC                          COM              24702R101    12230    500000  SH         SOLE        1,2      500,000  0     0
ELECTRONIC ARTS INC               COM              285512109     2152     50000  SH         SOLE        1,2       50,000  0     0
GOOGLE INC                        CL A             38259P508    10483     25000  SH         SOLE        1,2       25,000  0     0
GOOGLE INC                        CL A             38259P508    62900    150000  SH   CALL  SOLE        1,2      150,000  0     0
HD PARTNERS ACQUISITION CORP      UNIT 99/99/9999  40415K209     1178    150000  SH         SOLE        1,2      150,000  0     0
HARRAHS ENTMT INC                 COM              413619107    32031    450000  SH         SOLE        1,2      450,000  0     0
IKANOS COMMUNICATIONS             COM              45173E105     1976    130100  SH         SOLE        1,2      130,100  0     0
INTEGRATED DEVICE TECHNOLOGY INC  COM              458118106     2836    200000  SH         SOLE        1,2      200,000  0     0
LIBERTY GLOBAL INC                COM SER A        530555309    17485    850000  SH         SOLE        1,2      850,000  0     0
LIBERTY MEDIA HLDG CORP           CAP COM SER A    53071M302    25131    300000  SH         SOLE        1,2      300,000  0     0
LIVEPERSON INC                    COM              538146101     2061    425000  SH         SOLE        1,2      425,000  0     0
MEMC ELECTR MATLS INC             COM              552715104     1875     50000  SH         SOLE        1,2       50,000  0     0
MOTOROLA INC                      COM              620076109    14911    740000  SH   CALL  SOLE        1,2      740,000  0     0
MOTOROLA INC                      COM              620076109    20150   1000000  SH   CALL  SOLE        1,2    1,000,000  0     0
NTL INC DEL                       COM              62941W101    23474    942749  SH         SOLE        1,2      942,749  0     0
NTL INC DEL                       COM              62941W101     9960    400000  SH   CALL  SOLE        1,2      400,000  0     0
NEWS CORP                         CL A             65248E104     7672    400000  SH         SOLE        1,2      400,000  0     0
NUVELO INC                        COM NEW          67072M301     6034    362400  SH         SOLE        1,2      362,400  0     0
PRICELINE COM INC                 COM NEW          741503403    12840    430000  SH         SOLE        1,2      430,000  0     0
REGAL ENTMT GROUP                 CL A             758766109    25400   1250000  SH         SOLE        1,2    1,250,000  0     0
SPRINT NEXTEL CORP                COM FON          852061100     4998    250000  SH         SOLE        1,2      250,000  0     0
TIME WARNER INC                   COM              887317105    25950   1500000  SH         SOLE        1,2    1,500,000  0     0
UNIVISION COMMUNICATIONS INC      CL A             914906102    15075    450000  SH         SOLE        1,2      450,000  0     0
VIACOM INC NEW                    CL B             92553P201    14336    400000  SH         SOLE        1,2      400,000  0     0
YAHOO INC                         COM              984332106    33000   1000000  SH         SOLE        1,2    1,000,000  0     0
GARMIN LTD                        ORD              G37260109    38749    367500  SH         SOLE        1,2      367,500  0     0
MILLICOM INTL CELLULAR S A        SHS NEW          L6388F110     4543    100000  SH         SOLE        1,2      100,000  0     0
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